May 5, 2015

DBX ETF TRUST

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

(the “Fund”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund dated October 1, 2014, as supplemented

Effective May 12, 2015, the number of shares per Creation Unit for the Fund will be increased from 50,000 to 200,000. Therefore, any reference in the Summary Prospectus, Prospectus, and Statement of Additional Information to the size of the Fund’s Creation Unit is hereby changed from 50,000 to 200,000.

Please retain this supplement for future reference.